787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 5, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust
Post-Effective Amendment No. 220 to Registration Statement on Form N-1A
Securities Act File No. 33-43446
Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the form of Prospectus and Statement of Additional Information for Legg Mason Batterymarch Global Equity Fund, Legg Mason ClearBridge Mid Cap Growth Fund, Legg Mason Esemplia Emerging Markets Equity Fund and Legg Mason Global Currents International All Cap Opportunity Fund, and the form of Statement of Additional Information for Legg Mason ClearBridge Large Cap Value Fund, also a series of the Trust, that would have been filed under Rule 497(c) would not have differed from those filed as part of Post-Effective Amendment No. 220 to the Trust’s Registration Statement on Form N-1A on February 23, 2012. That Post-Effective Amendment became effective on February 29, 2012, pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures

cc:	Barbara J. Allen, Legg Mason & Co., LLC

George P. Hoyt, Legg Mason & Co., LLC

Rosemary D. Emmens, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

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